Organization and Principal Activities - Summary of Assets and Liabilities of VIE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 61,975	¥ 431,459	$ 82,818	¥ 576,562	¥ 208,161	¥ 103,168
Restricted cash	17	115		115
Accounts receivable	19,452	135,417		141,911
Amounts due from related parities	75	521		4,564
Total current assets	93,885	653,599		803,730
Non-current assets:
Property and equipment, net	15,260	106,235		92,874
Intangible assets, net	1,265	8,810		1,531
Long-term investments	24,223	168,637		79,696
Other non-current assets	378	2,642		14,237
Total non-current assets	41,126	286,324		188,338
Total assets	135,011	939,923		992,068
Current liabilities:
Accounts payable	2,872	19,996		18,811
Deferred revenue and customer deposits	5,694	39,638		33,067
Accrued liabilities and other current liabilities	13,829	96,277		76,666
Amounts due to related parties	8	56		8,864
Total current liabilities	27,850	193,890		163,824
Non-current liabilities:
Other non-current liabilities	9	64		140
Total non-current liabilities	34,222	238,245		226,584
Total liabilities	62,072	432,135		390,408
VIE
Current assets:
Cash and cash equivalents	30,353	211,314		31,763
Restricted cash	17	115		115
Accounts receivable	19,210	133,745		141,705
Prepayments and other current assets	10,599	73,789		64,532
Amounts due from the Company and its subsidiaries	7,420	51,656		3,965
Amounts due from related parities	75	521		2,848
Total current assets	67,674	471,140		244,928
Non-current assets:
Property and equipment, net	8,244	57,390		46,271
Intangible assets, net	1,254	8,728		1,406
Long-term investments	15,572	108,408		71,512
Other non-current assets	277	1,925		13,529
Total non-current assets	25,347	176,451		132,718
Total assets	93,021	647,591		377,646
Current liabilities:
Accounts payable	2,869	19,974		18,683
Deferred revenue and customer deposits	10,604	73,820		55,625
Accrued liabilities and other current liabilities	10,425	72,580		59,556
Amounts due to the Company and its subsidiaries	26,611	185,263		15,534
Amounts due to related parties	8	56		8,864
Total current liabilities	50,517	351,693		158,262
Non-current liabilities:
Amounts due to the Company and its subsidiaries	54,153	377,000		240,000
Other non-current liabilities	9	64		140
Total non-current liabilities	54,162	377,064		240,140
Total liabilities	$ 104,679	¥ 728,757		¥ 398,402